                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Straus Capital Management, L.L.C.
Address: 88 Pine Street
         New York, New York  10005

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mickey Straus
Title:   Managing Member
Phone:   (212) 363-2005

Signature, Place, and Date of Signing:

         /s/  Mickey Straus       New York, New York     8/9/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     116

Form 13F Information Table Value Total:     $211,227
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                            STRAUS CAPITAL MANGAEMENT
                                                                    FORM 13F
                                                                 June 30, 1999
                           Title                            Shares or        Investment Discretion             Voting Authority
                            of               Fair           Principal SH/    ---------------------            ----------------
    Name of Issuer         Class    CUSIP    Market Value   Amount    PRN P/C  Sole  Share  Other Managers Sole    Share  None
-------------------------  -----  --------- -------------   --------  --- ---  ----  -----  ----- -------- ----    -----  ----
 ADFORCE INC.              COM     00686710        411,250     17,500  SH        X                          17,500
ADVANTAGE LEARNING
  SYS INC                  COM     00757K10        807,563     36,500  SH        X                          36,500
AMERICA ONLINE INC         COM     02364J10      5,792,600     52,660  SH        X                          52,660
 COM
AMERICA WEST HLDG CORP     COM     02365720      3,520,188    186,500  SH        X                         186,500
 CL B
AMERICAN BANK NOTE
 HOLOGRAPH                 COM     02437710        130,625     47,500  SH        X                          47,500
AMEX MORGAN STANLEY
 HI TECH                   OPT    0309833SF      4,057,340     3,500P      PUT   X
35 INDEX
AMEX MORGAN STANLEY
 HI TECH                   OPT    0309833ST      4,636,960     4,000P      PUT   X
35 INDEX
AMEX MORGAN STANLEY
 HI TECH                   OPT    0309837SL      2,898,100     2,500P      PUT   X
35 INDEX
AMEX MORGAN STANLEY
 HI TECH                   OPT    0309837SR      6,955,440     6,000P      PUT   X
35 INDEX
ANALOG DEVICES INC         COM     03265410      1,806,732     36,000  SH        X                          36,000
APPLIED PWR INC            COM     03822510        819,360     30,000  SH        X                          30,000
 CL A
ASK JEEVES INC             COM     04517410          1,400        100  SH        X                             100
ASPECT DEV INC             COM     04523410      1,572,500     85,000  SH        X                          85,000
 COM
ASPECT TELECOMMUNICATIONS  COM     04523710      1,014,000    104,000  SH        X                         104,000
 COM
AXENT TECHNOLOGIES INC     COM     05459C10        383,813     34,500  SH        X                          34,500
 COM
AZURIX CORP                COM     05501M10        560,000     28,000  SH        X                          28,000
BASIN EXPL INC             COM     07010710        652,015     32,500  SH        X                          32,500
BEYOND.COM CORP            COM     08860E10        989,702     34,500  SH        X                          34,500
BLUE RHINO CORP            COM     09581110        987,603    107,500  SH        X                         107,500
BOWNE & CO INC             COM     10304310      1,297,375     97,000  SH        X                          97,000
BRIGHTSTAR INFORMATION
 TECHN                     COM     10947N10        809,375    185,000  SH        X                         185,000
 COM
BROCADE COMMUNICATI        COM     11162110        867,933      9,000  SH        X                           9,000
CAREINSITE INC             COM     14170M10        637,875     13,500  SH        X                          13,500


                                4




CARNIVAL CORP CL A         COM     14365810      1,843,000     38,000  SH        X                          38,000
CHEAP TICKETS INC          COM     16267210        711,750     19,500  SH        X                          19,500
 COM
CITRIX SYS INC             COM     17737610      2,034,000     36,000  SH        X                          36,000
 COM
CLARENT CORP DEL           COM     18046110          7,500        500  SH        X                             500
COINSTAR INC               COM     19259P30        573,740     20,000  SH        X                          20,000
 COM
COMDISCO INC               COM     20033610        435,625     17,000  SH        X                          17,000
CONCUR TECHNOLOGIES        COM     20670810      1,181,250     42,000  SH        X                          42,000
CONTINENTAL AIRLS INC      COM     21079530      2,408,000     64,000  SH        X                          64,000
 CL B
CORIXA CORP                COM     21887F10        641,232     36,000  SH        x                          36,000
CYBERSHOP INTL INC         COM     23251X10        178,750     26,000  SH        X                          26,000
ESPS INC                   COM     26912910        751,137    101,000  SH        X                         101,000
EARTHSHELL CORP            COM     27032B10      1,011,500    144,500  SH        X                         144,500
ECHOSTR COMMUN CORP NEW    COM     27876210      3,605,770     23,500  SH        X                          23,500
 CL A
EDGAR ONLINE INC           COM     27976510        512,000     64,000  SH        X                          64,000
EMULEX CORP                COM     29247520      1,056,277      9,500  SH        X                           9,500
 COM NEW
EXODUS COMMUNICATIONS INC  COM     30208810     14,956,144    124,700  SH        X                         124,700
GENERAL NUTRITION CO INC   COM     37047F10      1,573,560     67,500  SH        X                          67,500
HADCO CORP                 COM     40468110      1,828,500     46,000  SH        X                          46,000
HOST MARRIOTT CORP NEW     COM     44107P10      2,190,510    184,464  SH        X                         184,464
 COM
IXC COMMUNICATIONS         COM     45071310      1,179,360     30,000  SH        X                          30,000
INTL NETWORK SERVICES      COM     46005310      2,765,688     68,500  SH        X                          68,500
INTRANET SOLUTIONS         COM     46093930        674,960     80,000  SH        X                          80,000
INTERNET COM CORP          COM     46096710         43,967      3,500  SH        X                           3,500
LCA-VISION INC             COM     50180320        977,760    105,000  SH        X                         105,000
LHS GROUP INC              OPT    5019389SF        265,000     8,000P      PUT   X
 COM
LANDRYS SEAFOOD
 RESTAURANTS               COM     51508L10        360,000     45,000  SH        X                          45,000
LEAP WIRELESS INTL INC     COM     52186310      1,771,875     87,500  SH        X                          87,500
 COM
LEGATO SYSTEMS INC         COM     52465110      2,021,250     35,000  SH        X                          35,000
MAPQUEST COM INC           COM     56564410        489,360     30,000  SH        X                          30,000
MARIMBA                    COM     56781Q10        922,031     17,500  SH        X                          17,500
MEDIA METRIX INC           COM     58440X10        213,000      4,000  SH        X                           4,000
MEDICAL MANAGER COR        COM     58461C10        508,875     11,500  SH        X                          11,500
MENS WEARHOUSE INC         COM     58711810        548,250     21,500  SH        X                          21,500
MERCURY INTERACTIVE CORP   COM     58940510      1,468,063     41,500  SH        X                          41,500
MOVADO GROUP INC           COM     62458010      1,073,813     41,500  SH        X                          41,500
 COM
NTL INC                    COM     62940710      2,930,358     34,000  SH        X                          34,000
 COM                                            ----------
                                                99,813,070




                                5




NETWORK SOLUTIONS I        COM     64121Q10      2,136,375     27,000  SH        X                          27,000
NEW S & P 500 INDEX        OPT     6488150S     13,727,100    10,000P      PUT   X
 NEW
NEWHALL LD & FARMING CO    COM     65142610      1,477,500     60,000  SH        X                          60,000
OPTIMAL ROBOTICS CO        COM     68388R20        258,362     26,000  SH        X                          26,000
PAPA JOHNS INTL INC        COM     69881310      1,832,167     41,000  SH        X                          41,000
PARTY CITY CORP            COM     70214510              0    160,000  SH        X                         160,000
 COM
PEGASUS SYSTEMS INC        COM     70590610      3,650,108     97,500  SH        X                          97,500
PETSMART INC               COM     71676810      7,851,500    766,000  SH        X                         766,000
PJ AMERICA INC             COM     72585Q10      2,489,473    117,500  SH        X                         117,500
POLYCOM INC                COM     73172K10      1,150,500     29,500  SH        X                          29,500
POWERWAVE TECHNOLOGIES INC COM     73936310      1,935,000     60,000  SH        X                          60,000
 COM
PRISON REALTY TRUST, INC   COM     74264N10      2,453,125    250,000  SH        X                         250,000
QUALCOMM INC               COM     74752510    14,206,5008     99,000  SH        X                          99,000
REDBACK NETWORKS INC       COM     75720910        753,372      6,000  SH        X                           6,000
 COM
REGISTRY MAGIC INC         COM     75913K10        103,541     23,500  SH        X                          23,500
RELIANCE GROUP HLDGS INC   COM     75946410      1,022,588    137,500  SH        X                         137,500
RENAISSANCE WORLDWIDE INC  COM     75968A10        509,952     64,000  SH        X                          64,000
 COM
RIBI IMMUNOCHEM RES INC    COM     76255310         62,500     25,000  SH        X                          25,000
RYANAIR HOLDINGS PLC-ADR   COM     78351310        742,000     14,000  SH        X                          14,000
 W/I
SFX ENTERTAINMENT - CL A   COM     78417810      1,920,000     30,000  SH        X                          30,000
 W/I
SAP AG                     COM     80305420         50,206      1,450  SH        X                           1,450
SAVILLE SYS PLC            COM     80517410        790,250     54,500  SH        X                          54,500
SPONSORED ADR
SECURITY DYNAMICS TECH INC COM     81420810      5,992,500    282,000  SH        X                         282,000
SELECT COMFORT CORP        COM     81616X10        643,464     72,000  SH        X                          72,000
SKYWEST INC                COM     83087910      1,047,354     42,000  SH        X                          42,000
 COM
STARBUCKS CORP             COM     85524410      2,750,000    100,000  SH        X                         100,000
STARWOOD HOTELS & RESORTS  COM     85590A20      1,757,315     57,500  SH        X                          57,500
 WO PAIRED CTF 1 B
STREAMLINE COM INC         COM     86323910        326,511     40,500  SH        X                          40,500
 COM
SUNGLASS HUT INTL INC      COM     86736F10      1,546,830     90,000  SH        X                          90,000
SUNRISE ASSISTED
 LIVING INC                COM     86768K10        627,750     18,000  SH        X                          18,000
 COM
TANDY CORP                 COM     87538210      1,173,000     24,000  SH        X                          24,000
TEKELEC                    COM     87910110        277,864     22,800  SH        X                          22,800
TEMPLATE SOFTWARE INC      COM     87978810      1,050,000    240,000  SH        X                         240,000
 COM
TOTAL ENTMNT RESTAURANT
 CORP                      COM     89150E10      1,060,500    353,500  SH        X                         353,500
USA FLORAL PRODS           COM     90331T10        801,572    106,000  SH        X                         106,000
UNIPHASE CORP              COM     90914910      1,245,000      7,500  SH        X                           7,500


                                6




USINTERNETWORKING INC      COM     91731180        840,000     20,000  SH        X                          20,000
VERIO INC                  COM     92343310      8,861,250    127,500  SH        X                         127,500
VERISIGN INC               COM     92343E10      2,501,250     29,000  SH        X                          29,000
VOICESTREAM WIRELESS CORP  COM     92861510        853,110     30,000  SH        X                          30,000
 COM
WACKENHUT CORRECTIONS CORP COM     92979810        772,668     39,000  SH        X                          39,000
 COM
WESLEY JESSEN VISIO        COM     95101810        841,750     26,000  SH        X                          26,000
WESTERN WIRELESS CORP      COM     95988E20        985,500     36,500  SH        X                          36,500
 CL A
WHOLE FOODS MKT INC        COM     96683710      1,850,387     38,500  SH        X                          38,500
WINSTAR COMMUNICATIONS INC COM     97551510      2,145,000     44,000  SH        X                          44,000
WINSTAR COMM INC 144A      CNV PF  97551586      1,200,000      1,200  SH        X                           1,200
   7.250%   12/31/49
WORLD HEART CORP           COM     98090510        410,000     40,000  SH        X                          40,000
YOUBET.COM INC             COM     98741310        812,027     71,000  SH        X                          71,000
ZOLL MED CORP              COM     98992210        840,000     70,000  SH        X                          70,000
GEMSTAR INTL GROUP LTD     COM     G3788V10      2,349,000     36,000  SH        X                          36,000
GLOBALSTAR
 TELECOMMUNICATION         COM     G3930H10      2,515,844    108,500  SH        X                         108,500
LTD-ORD 2 CENTS
IRIDIUM WORLD COMM INC     OPT    G493989SC                   20,000P      PUT   X
LORAL SPACE COMMUNICATIONS COM     G5646210      1,935,000    107,500  SH        X                         107,500
 COM
ESC MEDICAL SYSTEMS LTD    COM     M4086810        930,113    145,900  SH        X                         145,900
OPTIBASE LTD               COM     M7524R10        384,375     50,000  SH        X                          35,000
RIT TECHNOLOGIES           COM     M8215N10         63,438     35,000  SH        X                          35,000
 COM
ROYAL CARIBBEAN CRUISES
 LTD                       COM     V7780T10      3,390,625     77,500  SH        X                          77,500
                                            --------------
                                               111,413,640

                                               211,226,712


















                                7
02174002.AB5